Total
SmartETFs Smart Transportation & Technology ETF
SmartETFs Smart Transportation & Technology ETF (the “Fund”)
Investment Objective
SmartETFs Smart Transportation & Technology ETF’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of SmartETFs Smart Transportation & Technology ETF. You may also incur usual and customary brokerage commissions when you buy and sell shares of SmartETFs Smart Transportation & Technology ETF.

Shareholder Fees	SmartETFs Smart Transportation & Technology ETF SmartETFs Smart Transportation & Technology ETF Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	SmartETFs Smart Transportation & Technology ETF SmartETFs Smart Transportation & Technology ETF Shares
Management Fees:	0.68%
Distribution (12b-1) Fees:	none
Other Expenses:	3.19%	[1]
Total Annual Fund Operating Expenses:	3.87%
Fee Waiver/Expense Reimbursement:	(3.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.68%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through June 30, 2021.

For additional information about the Fund’s expenses, please see Fund Expenses in the prospectus.
Example

This example is intended to help you compare the cost of investing in SmartETFs Smart Transportation & Technology ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF Shares | USD ($)	69	606	1,465	3,696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period November 14, 2019 (commencement date) through December 31, 2019, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The SmartETFs Smart Transportation & Technology ETF will invest in publicly-traded equity securities of domestic or foreign companies that are involved in the development and production of products or services for Smart Transportation, including safer, cleaner or connected vehicles and Smart Transportation companies providing “transportation as a service.” The Fund will also invest in Technology companies, including Technology companies whose products or services are used in transportation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Smart Transportation companies and Technology companies, each of which is defined below. The Fund is actively managed, meaning the Adviser will select the Fund’s holdings.

The Adviser defines “Smart Transportation” to mean the integration of modern technologies and business practices as applied to transportation, resulting in safer, cleaner, or connected transportation, and smart transportation “as a service”. Importantly, the Adviser believes that Smart Transportation is a thematic concept rather than an industry sector. The Fund will invest in Smart Transportation companies, which are companies that are in the business of designing, producing, manufacturing or distributing products or services that involve at least one of the following elements:

•	Safer, which means safety enhancements derived from the inclusion of a level of autonomy in transportation. Companies that meet this definition of safer are designing, producing, manufacturing or distributing vehicles (or vehicle components or systems) that are objectively on the path towards autonomy, meaning they incorporate, at a minimum, Level 1 autonomy technology. For this purpose, the Adviser uses the definition of Level 1 Autonomy published by SAE International or Partners for Automated Vehicle Education, which is, in short, technologies designed to assume a portion of driving authority. Companies that meet this definition could also be providing products and services used in the manufacture or development of safer vehicles (which could be autonomous, electric or hybrid vehicles).

•	Cleaner, which means vehicles, vehicle components or systems that increase efficiency or reduce emissions from vehicles; this would include vehicles that are “light hybrid” or “fully electric” and systems like thermal management systems and more efficient vehicle fuel technologies, such as batteries and alternative fuels or fuel cells.

•	Connected, which means vehicles that use connectivity or communication in their operations, either internally with devices or programs in the same vehicle, or externally, from one vehicle to another vehicle (V2V) or from a vehicle to infrastructure (V2I). The infrastructure receiving communications from a connected vehicle could include traffic information or control devices, emergency response platforms, global positioning systems, speed or radar information collectors; and components or systems used by these vehicles could include sensors, cameras, semi-conductors as well as products like interactive advanced driver assistance systems (ADAS), cooperative intelligent transportation systems and connected vehicle data networks. This could also include companies that supply software and systems to develop and test autonomous driving capability.

•	Smart Transportation as a Service, which means the more efficient delivery of transportation to individuals that is achieved through application-based hailing or sharing of cars, scooters or other vehicles (whether movement is by ground or air). These services generally employ a variety of technologies including global positioning satellite (GPS) technology, connectivity and software applications.

At all times, the Fund will invest at least 15% of its assets in companies that are in the business of making Smart Transportation products or services. The Adviser considers a company to be “in the business of” making a Smart Transportation product or service if the company has devoted more than 50% of its assets to, or derives more than 50% of its revenue, income or profits from, the design, manufacture, production and/or distribution of a Smart Transportation product or service (including components or parts) as defined above, meaning Safer, Cleaner, or Connected, or Smart Transportation as a Service.

The Fund will also invest in Technology companies. The Adviser defines Technology companies as companies that are in the business of developing, advancing and using technology to improve processes, applications or outcomes or create innovations, which could occur through hardware and related components or equipment, or software or services. This includes companies that deliver products or services in the following industries: information technology, such as software, services, hardware, semi-conductors and equipment; electronic equipment and instruments; computers or their components, hardware, storage or peripherals; telecommunications equipment or services (voice, data or wireless); internet commerce and information (including networks and connected payment systems); data processing (including management and retention); and imagery (including digitization, mapping and interfacing applications).

At all times, the Fund will invest at least 15% of its assets in Technology companies whose products or services are used in transportation. For purposes of this investment minimum, the Adviser considers these companies to be technology companies that:

•	Provide technology including products, services, and materials used in the transportation industry to achieve safer, cleaner, or connected transportation, or smart transportation as a service. This includes companies that make hardware (including semi-conductors), software for use in vehicles using at least Level 1 autonomy technology, data companies, sensor manufacturers (radar, lidar, cameras and other technologies), companies that provide software and mapping products or services related to vehicle connectivity or autonomy, battery and alternative fuel manufacturers or suppliers and producers of components and materials (including lithium) used in batteries and alternative fuels; or

•	Offer for sale or otherwise distribute Smart Transportation vehicles (autonomous, electric or hybrid); or

•	Have demonstrated a commitment to autonomous vehicle development by having obtained certification by at least one government entity related to their autonomous driving research program; or

•	Develop transportation as a service applications, including urban air mobility services, and have obtained certification by government entities related to their transportation service program.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, the valuation of the company and its potential for share price appreciation or return.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective.

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies in developed markets and emerging markets outside of the United States, including companies in countries in Asia, including China, South Korea and Japan.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

You can lose money investing in shares of SmartETFs Smart Transportation & Technology ETF, and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. There is no guarantee that the Fund will achieve its investment objective.

The SmartETFs Smart Transportation & Technology ETF is subject to the following risks, which could affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return or the Fund’s ability to meet its investment objective, as well as other risks that are described in the “Principal Risks” and “Risks of Investing in Our Fund” sections of this prospectus and in the Fund’s Statement of Additional Information.

Risks of Investing in Funds Investing in the Autonomous Vehicle and Electric Vehicle Sector

The following risks apply to investments in autonomous and/or electric vehicles and companies that support these technologies and products:

•	Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies. Vehicles, applications, hardware, software or services could become obsolete before they are fully embraced or deployed, or may use technologies, systems and software that are unproven, defective, malfunctioning, and are subject to cybersecurity threats; any of these factors could cause them to become obsolete more rapidly than traditional technologies and software. Autonomous and/or electric vehicles may rely on fuel sources that are more sensitive to commodities market activity than traditional vehicle fuels and could be adversely affected by underlying commodity market activity. Some autonomous and/or electric vehicle projects may rely on government subsidies that could be reduced or eliminated. These risks could adversely affect the value of companies in which the Fund invests.

•	Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment. Technologies may also lack scalability, are subject to competition and rapid changes in technology standards or development, and may be incompatible with future developments. Technologies also involve intellectual property components that are regulated or protected differently in various countries, and which are subject to risk of theft, misappropriation or vandalism. These technologies may also be at increased risk of failure or attack because they are designed to interact with other non-proprietary technologies and applications across one or more external networks. Companies producing technology or software upon which autonomous and/or electric vehicles or networks rely may decide to discontinue support for the technology or software or restrict its deployment into major markets. Software or technology involved in autonomous and/or electric vehicles, networks, grids, infrastructure or services related to autonomous and/or electric vehicles could be adversely affected by network events or outages (local or global). These risks may cause the securities of companies making these products to be worth less than at the time of purchase. This risk applies to the sector as a whole and to individual securities within the sector.

•	Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies. Technology programs and networks may be subject to an increased risk of attack or infiltration and may be more susceptible to “network” attacks or outages. A cybersecurity event in a technology or program used by a Smart Transportation network or product could be exacerbated.

•	Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition. There is no guarantee that companies that successfully create a product will obtain product adoption, or that a product will not become obsolete quickly. Companies in this area may have research and development expenses that are significantly higher than companies in other parts of the transportation sector, which could make their securities less desirable.

•	Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions. They could be subject to domestic or foreign regulatory regimes governing “artificial intelligence”, which have not yet been adopted. Limitations on applications for autonomous or electric vehicles could adversely affect the value of companies in which the Fund invests.

Risks of Investing in Foreign Securities

•	Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting, and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Investing in foreign securities can also expose the Fund to political, social and economic risks that differ from risks faced by U.S. companies, including risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs.

•	Currency and Currency Exchange Risk. The Fund’s currency is U.S. dollars, while some of its investments may be denominated in foreign currencies. Accordingly, some investments by the Fund may be subject to currency fluctuations because the Fund’s NAV, calculated in U.S. dollars, could be affected by a change in exchange rates. The Fund may also incur transaction costs associated with exchanging U.S. dollars into foreign currencies and vice-versa.

•	Foreign Securities Market and Emerging Market Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods, which could make the Fund’s holdings in those markets illiquid. The Fund may invest in companies in developing or emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

•	Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There could be limitations on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

•	Risks Associated with Investments in Companies outside the United States. Investing in companies in foreign countries, including countries in Europe and Asia, are subject to additional political, social, economic, legal, regulatory and other risks, related to the size of the securities markets, competition for investments, currencies, political, social and economic instability, interest rates, and global or foreign trade restrictions and tariffs, or threats of changes to trade restrictions or tariffs, as well as transitions in the global economy such as “Brexit”, the withdrawal of the United Kingdom from the European Union, which could result in increased volatility, lack of liquidity, and adverse impacts on economic growth. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. The value of shares of companies in foreign countries, whether in developed or emerging markets, may be more sensitive to these factors than the value of shares of companies in U.S. markets. The Fund may invest in securities of companies in Asia, including China, Hong Kong, Japan, and South Korea, which are subject to special risks. Investments in securities of Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. The ability of the Fund to access foreign markets can be limited; these limitations can affect the availability, liquidity and pricing of securities.

Risks of Investing in ETFs

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Shares May Trade At Prices Other Than NAV. SmartETFs Smart Transportation & Technology ETF shares are exchange-traded shares, and are listed for trading on the NYSE Arca, and Shares are bought and sold in the secondary market at market prices. The Fund’s NAV is calculated once per day, at the end of the day. The intra-day NAV is an indicative value based on the market value of the Fund’s underlying holdings, and is calculated and disseminated by the listing exchange, NYSE Arca. The intra-day NAV is based on the current market value of the underlying securities of the securities required to be deposited in exchange for a Creation Unit (which is not updated intra-day), and does not reflect the accruals of operating expenses or other costs, and should not be viewed as a “real time” NAV. The market price of a share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

Variation between market price and intra-day NAV. The market price of a Fund Share on the exchange may differ from the intra-day NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is included in the intra-day NAV (and the Fund’s NAV) will be the closing price on that security’s local market, updated for currency changes, until that local market opens again. As a result, the Fund’s intra-day NAV may be calculated using “stale” prices of foreign securities; the bid/ask spread and resulting premium/discount to the Fund’s NAV may widen because local market prices will not change until local markets re-open. In that case, the prices used in calculating the Fund’s NAV, and the prices used by the exchange in calculating the Fund’s intra-day NAV, may be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. This may cause the intra-day NAV to vary from the market price or the Fund’s NAV.

Costs of buying/selling Fund Shares. Purchases and sales of Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transactions in small numbers of shares. The difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which investors are willing to sell Fund Shares (the “ask” price) may differ; this difference is called the “spread.” The spread with respect to the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling shares of SmartETFs Smart Transportation & Technology ETF, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

•	Cash Redemption Risk. The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. There is a risk that the Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains. Generally, the Fund intends to satisfy redemption requests in-kind.

•	Redemption Risk. SmartETFs Smart Transportation & Technology ETF shares are not individually redeemable. The Fund only redeems Fund shares in Creation Units, which are large blocks of shares. If you want to liquidate some or all of your investment in shares of SmartETFs Smart Transportation & Technology ETF, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

•	Absence of Active Trading Risk. Although SmartETFs Smart Transportation & Technology ETF shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for Fund shares will exist at all times. Trading of the shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors.

•	Authorized Participant Concentration Risk. Only financial institutions that enter into an authorized participant agreement with the Fund may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the Fund’s net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities and in securities limited to investment sectors. If authorized participants do not proceed with creation and redemption orders for shares, the Fund’s share could trade at a discount to NAV and could face trading halts or de-listing.

Risks of Investing in Investment Companies

•	Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund’s investments.

•	Global Risks. The Fund invests in companies in multiple countries and regions. Countries and regions may experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, acts of God, infectious diseases and pandemics, recessions, and/or systemic market dislocations (including due to events outside of such countries or regions), including interruptions in supply chains, shipping and transportation and resource allocations. The global interconnectivity of companies and markets, especially with respects to goods, can be negatively impacted by events occurring in areas that are geographically removed from a company’s principal location. These events have resulted in, and in the future may lead, to increased short-term market volatility and could have adverse long-term effects, on specific companies, on a particular region’s economy or markets, or on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

•	Management Risk. There is a risk that the investment strategy could be improperly implemented or fails to achieve the Fund’s objective. The Fund’s investments are not selected to replicate an index, and the Adviser’s portfolio selections, which are based on fundamental analysis, may not produce the desired results.

•	Portfolio Turnover Risk. The Adviser anticipates that the Fund will have a relatively low level of turnover; if the Fund experiences higher than anticipated turnover, this could result in higher distributions, which would increase your tax liability, and increase the Fund’s costs, which could affect the Fund’s performance over time.

•	Capitalization Risk. The Fund invests in small, medium and large capitalization companies and may invest in “micro-cap” companies; micro-cap, small and medium capitalization companies may be more susceptible to financial setbacks or downturns, may have limited production lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value. Micro-cap stocks in particular may be susceptible to increased volatility, illiquidity and fraud risks, and there may be less information available about these companies. Large capitalization companies may suffer more frequent price changes based on general economic conditions and market conditions, may be less capable of responding quickly to market and product challenges and may be adversely affected by declines among lines of business.

•	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which is the risk that an investment becomes difficult to sell or purchase at a reasonable time or a reasonable price. A lack of liquidity in an investment could cause the Fund to decline in value. Investments that are illiquid could become difficult to value. The Fund may be more sensitive to this risk because it may invest in securities of Chinese or Japanese companies; markets in China and Japan may close for an extended number of days for national holidays.

•	Fund Cybersecurity Risk. The Fund and its service providers and the companies in which it invests are subject to cybersecurity risk. Cybersecurity risk includes breaches, intentional or unintended, that may impact the Fund’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in SmartETFs Smart Transportation & Technology ETF, you may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

No performance information is available for this Fund because it is new. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets, and comparing the Fund’s return to returns of appropriate broad-based market indices. When available, the Fund’s current performance information will be available on the SmartETFs website at www.smartetfs.com. Past performance does not necessarily indicate how the Fund will perform in future periods.